Borrowings - Schedule of Annual Maturities (Details)	Dec. 31, 2024 USD ($)
Schedule of Annual Maturities [Abstract]
2025	$ 60,413
2026	25,759
2027	13,226
2028	13,832
2029	14,469
Thereafter	104,255
Total	$ 231,954